DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE LIABILITY
Schedule of activity of derivative liability
Balance at December 31, 2019	$60,650
Fair market value adjustments (including settlements)	(60,650)
Balance at December 31, 2020	$0